Employee Benefits Expenses - Details of Average Salaried Workforce Breakdown By Category (Detail) - Employee	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Number and Average Number of Employees [Line Items]
Total average headcount of salaried workforce	54,946	57,855	61,553
Executives [member]
Disclosure of Number and Average Number of Employees [Line Items]
Total average headcount of salaried workforce	707	837	892
Middle management [member]
Disclosure of Number and Average Number of Employees [Line Items]
Total average headcount of salaried workforce	4,269	4,450	4,585
White collars [member]
Disclosure of Number and Average Number of Employees [Line Items]
Total average headcount of salaried workforce	49,967	52,563	56,065
Blue collars [member]
Disclosure of Number and Average Number of Employees [Line Items]
Total average headcount of salaried workforce	1	1	8
Employees on payroll [member]
Disclosure of Number and Average Number of Employees [Line Items]
Total average headcount of salaried workforce	54,944	57,851	61,550
Employees with temp work contracts [member]
Disclosure of Number and Average Number of Employees [Line Items]
Total average headcount of salaried workforce	2	4	3